UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS International Select Equity Fund

(formerly Scudder International Select Equity Fund)

	Shares	Value ($)

Common Stocks 95.6%
Belgium 1.7%
Umicore (Cost $8,234,464)	64,100	8,435,604
Brazil 2.2%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	56,100	1,693,659
Petroleo Brasileiro SA (ADR)	95,300	9,005,850

(Cost $6,693,376)		10,699,509
Denmark 0.9%
A P Moller - Maersk AS (Cost $4,379,874)	460	4,583,113
Finland 5.4%
Fortum Oyj	373,400	8,344,220
Neste Oil Oyj*	143,725	4,645,620
Nokia Oyj	246,600	4,509,821
Nokian Renkaat Oyj	570,300	8,814,957

(Cost $21,354,559)		26,314,618
France 10.4%
BNP Paribas SA	151,715	13,531,760
Pernod Ricard SA	53,387	9,925,598
Schneider Electric SA	111,718	11,674,850
Total SA	58,532	16,159,630

(Cost $36,042,062)		51,291,838
Germany 12.9%
Adidas-Salomon AG	43,349	9,065,456
Allianz AG (Registered)	69,078	11,134,654
Bayer AG	240,431	10,041,526
Commerzbank AG	272,116	9,255,219
E.ON AG	93,286	10,420,857
Hypo Real Estate Holding AG	204,753	13,360,856

(Cost $43,558,559)		63,278,568
Hong Kong 1.4%
Esprit Holdings Ltd. (Cost $5,654,951)	814,860	7,091,393
India 1.1%
ICICI Bank Ltd. (ADR) (a) (Cost $4,367,185)	173,000	5,435,660
Ireland 3.0%
Anglo Irish Bank Corp. PLC	452,250	7,138,673
CRH PLC	239,845	7,431,912

(Cost $9,141,125)		14,570,585
Italy 6.9%
Banca Intesa SpA	2,060,500	11,724,116
Capitalia SpA	1,238,500	7,998,877

Eni SpA	464,701	14,049,268

(Cost $23,363,959)		33,772,261
Japan 21.4%
AEON Co., Ltd.	433,000	11,405,908
Canon, Inc.	190,400	11,491,684
Credit Saison Co., Ltd.	139,300	6,246,264
Daito Trust Construction Co., Ltd.	175,500	8,228,550
Mitsubishi Corp.	650,600	15,196,658
Mitsubishi UFJ Financial Group, Inc.	702	10,113,635
Mitsui Fudosan Co., Ltd.	604,000	12,717,958
Mizuho Financial Group, Inc.	981	8,028,302
Sega Sammy Holdings, Inc.	277,200	9,948,527
Toyota Motor Corp.	226,900	11,760,385

(Cost $68,307,040)		105,137,871
Korea 3.8%
POSCO (ADR) (a)	86,100	4,941,279
Samsung Electronics Co., Ltd. (GDR), 144A (b)	17,150	6,568,450
Samsung Electronics Co., Ltd. (GDR), 144A (b)	18,100	6,932,300

(Cost $10,089,923)		18,442,029
Mexico 1.8%
Fomento Economico Mexicano SA de CV (ADR) (Cost $7,660,277)	112,100	8,781,914
Russia 2.2%
Novolipetsk Steel (GDR) 144A*	295,924	5,371,021
OAO Gazprom (ADR) (REG S)	63,800	5,461,280

(Cost $8,717,840)		10,832,301
Switzerland 5.1%
Credit Suisse Group (Registered)	217,548	12,702,850
Roche Holding AG (Genusschein)	76,787	12,132,640

(Cost $14,832,743)		24,835,490
United Kingdom 15.4%
AstraZeneca PLC	97,237	4,708,638
GlaxoSmithKline PLC	606,162	15,506,836
Informa PLC	629,397	4,879,077
Punch Taverns PLC	575,810	8,871,002
Rio Tinto PLC	187,025	9,539,002
Royal Bank of Scotland Group PLC	601,433	18,617,103
Smiths Group PLC	414,458	7,314,216
Vodafone Group PLC	2,863,036	6,010,138

(Cost $66,654,862)		75,446,012

Total Common Stocks (Cost $339,052,799)		468,948,766
Preferred Stock 3.2%
Germany
Fresenius AG	66,974	10,461,839
Fresenius Medical Care AG	55,500	5,254,313

Total Preferred Stocks (Cost $14,597,725)		15,716,152
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $6,163,720)	6,163,720	6,163,720

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 359,814,244)	100.1	490,828,638
Other Assets and Liabilities, Net	(0.1)	(295,943)

Net Assets	100.0	490,532,695

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $5,973,295 which is 1.2% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2006, the DWS International Select Equity Fund had the following sector diversification:

Sector		As a % of Common &
	Market Value ($)	Preferred Stocks
Financials	148,005,927	30.5%
Consumer Discretionary	71,836,705	14.8%
Energy	57,665,868	11.9%
Industrials	48,691,046	10.1%
Health Care	48,064,266	9.9%
Materials	45,760,344	9.4%
Information Technology	29,502,255	6.1%
Consumer Staples	18,707,512	3.9%
Utilities	10,420,857	2.2%
Telecommunication Services	6,010,138	1.2%
Total	484,664,918	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006